[PHOTO]

                              SEMIANNUAL REPORT MARCH 31, 2000

Oppenheimer
GLOBAL FUND

                                                         [OPPENHEIMERFUNDS LOGO]
                                                         THE RIGHT WAY TO INVEST

CONTENTS

1    President's Letter

3    An Interview
     with Your Fund's
     Manager

8    Financial
     Statements

32   Officers and Trustees

REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND MAINTAINED ITS EXCEPTIONAL PERFORMANCE during the six-month reporting period that ended March 31, 2000.

OUR "NEW TECHNOLOGY" THEME RECENTLY LED US TO SOME NEW INVESTMENTS IN JAPAN, where there's a growing demand for wireless mobile data, such as voice-activated Internet access.

In Europe, THE TREND TOWARD RESTRUCTURING AND ENHANCING SHAREHOLDER VALUE that began with the formation of the European Monetary Union (EMU) HAS PICKED UP SPEED.

CUMULATIVE
TOTAL RETURNS
For the 6-Month Period
Ended 3/31/00 *

CLASS A
Without     With
Sales Chg.  Sales Chg.
-----------------------
54.72%      45.82%

CLASS B
Without     With
Sales Chg.  Sales Chg.
-----------------------
54.11%      49.11%

CLASS C
Without     With
Sales Chg.  Sales Chg.
-----------------------
54.12%      53.12%

CLASS Y
Without     With
Sales Chg.  Sales Chg.
-----------------------
54.99%      54.99%

*See Notes, page 7, for further details.

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Global Fund

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

      That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

      The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.

                           1 OPPENHEIMER GLOBAL FUND

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

      Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

      While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

      What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

      We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
April 24, 2000

                           2 OPPENHEIMER GLOBAL FUND

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Frank Jennings
William Wilby
(Portfolio Manager)
George Evans

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM DURING THE SIX MONTHS THAT ENDED MARCH 31, 2000?

A. It's a pleasure to tell you that Oppenheimer Global Fund once again performed exceptionally well during the reporting period. We maintain that the primary reason for this is our focus on growth companies that we believe may benefit from one or more major, worldwide trends: mass affluence, aging populations, new technologies and restructuring.

HOW MUCH OF THE FUND'S PROGRESS CAN BE ATTRIBUTED TO MOVEMENT IN THE INTERNATIONAL MARKETS?

The final three months of 1999 were very positive for U.S. and foreign markets. In the United States, markets bounced back from a mid-summer decline triggered by rising interest rates. Overseas, Japan rebounded as institutional investors directed capital to its market, which had become a relative bargain. The remainder of Asia was slowly recovering from the financial crisis of mid-1997. And Europe received a boost from currency unification (i.e., the introduction of the euro), the removal of trade barriers and a movement to reduce capital-gain taxes.

      As 2000 began, however, many markets around the globe retrenched. Both the Standard & Poor's 500 Index and the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index lost ground during the first quarter of the calendar year. There were individual pockets of strength, such as in France and Sweden, but the Fund's investments in those countries represent only a small portion of total assets--too small to explain the Fund's superior performance.


                           3 OPPENHEIMER GLOBAL FUND

"In short, we're looking for stocks with the potential to deliver earnings growth and share-price growth in any type of market."

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

TO WHAT, THEN, DO YOU ATTRIBUTE THE FUND'S PERFORMANCE?

We continued to manage the Fund with a very disciplined, bottom-up approach, choosing our investments one company at a time based on their fundamental strengths and their growth prospects in light of our four long-term global themes. In short, we're looking for stocks with the potential to deliver earnings growth and share-price growth in any type of market. And we've found quite a few.

CAN YOU PROVIDE AN EXAMPLE OF HOW A STOCK WOULD FIT INTO YOUR THEMES?

One of the largest and best-performing positions in the Fund is QUALCOMM, Inc. It's also one of our core "new technology" holdings. QUALCOMM is a U.S. telecommunications business that has set the standard for software that runs cellular communications. Many cellular phone manufacturers quickly embraced the new software, so the stock price has appreciated considerably in the past year. More importantly, QUALCOMM retained growth potential, because the United States is actually behind the rest of the developed world when it comes to wireless technologies and their application.

      The "new technology" theme recently led us to some new investments in Japan, where there's a growing demand for wireless mobile data, such as voice-activated Internet access. We see the potential for a "new economy" to emerge in Japan, spurred on by the Internet and government policies designed to encourage restructuring of Japanese companies. To take advantage of this trend and the burgeoning demand for cellular equipment, we've invested in several component manufacturers.

      Another example of a successful theme-based investment is Porsche AG, the German automobile manufacturer. As segments of the population in Europe and the United States age and become more affluent, Porsche has benefited. Its brand is considered one of the most valuable in the world, and people are willing and able to pay a premium for its cars.

                           4 OPPENHEIMER GLOBAL FUND

AVERAGE ANNUAL
TOTAL RETURNS
For the Periods Ended 3/31/00(1)

CLASS A
1-Year    5-Year    10-Year
-------------------------------
63.35%    25.62%    16.42%

CLASS B             Since
1-Year    5-Year    Inception
-------------------------------
66.96%    25.94%    22.19%

CLASS C             Since
1-Year    5-Year    Inception
-------------------------------
70.99%    N/A       26.09%

CLASS Y             Since
1-Year    5-Year    Inception
-------------------------------
73.92%    N/A       63.91%

The Fund's returns at 3/31/00 include results for periods of exceptional market performance that are not typical of historical results. You should not expect those growth rates to continue. Because of ongoing market volatility, the Fund's performance since 3/31/00 has been subject to substantial short-term fluctuation and current performance may be less than the results shown.

As always, please keep in mind that investing in foreign securities entails additional expenses and risks including foreign currency fluctuations.

WHAT DO YOU FORESEE FOR WORLD MARKETS IN THE COMING MONTHS?

We're confident about the outlook for markets in the United States, Europe, Japan and Latin America.

      While we expect the U.S. stock market to cool down as the effects of tighter monetary policy take hold, we're not overly concerned about finding compelling investments. We believe that good, solid companies can be found in virtually any economic environment.

      In Europe, the trend toward restructuring and enhancing shareholder value that began with the formation of the European Monetary Union (EMU) is picking up speed. For example, in January, Vodaphone Group plc (UK) and Mannesmann (Germany) merged to create the world's largest telecommunications firm.

      As we mentioned earlier, Japan is slowly moving toward a technology-based economy, and we expect this may increasingly replace the old heavy-manufacturing economy that has been in decline there for some years.

      We're less enthusiastic about the remainder of Asia but see some very encouraging developments in Latin America. For instance, in March, Standard & Poor's Corporation raised Mexico's credit rating to investment grade, signaling that perhaps the problems associated with the 1994 devaluation of the peso are behind us.

      Regardless of the economic prospects for individual markets, we still believe there are investment opportunities globally. The Fund is well diversified, which mitigates the risk

1. See notes on page 7 for further details.

                           5 OPPENHEIMER GLOBAL FUND

REGIONAL
ALLOCATION(2)

[PIE CHART]

United States/
Canada         41.0%
Europe         40.2
Asia           13.1
Latin America   4.7
Emerging
Europe          1.0

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

of any single market or industry. Our bottom-up, "stock-pickers" approach and our focus on long-term trends should continue to lead us to solid, growth-oriented companies with strong competitive positions and high demand for their products. We believe that these traits have and will continue to make Oppenheimer Global Fund part of The Right Way to Invest for those who seek global diversification and long-term capital appreciation.

TOP TEN LARGEST COUNTRY HOLDINGS(2)
--------------------------------------------------------------
United States                                           40.0%
--------------------------------------------------------------
Great Britain                                           13.0
--------------------------------------------------------------
France                                                   8.7
--------------------------------------------------------------
Japan                                                    7.9
--------------------------------------------------------------
Germany                                                  7.8
--------------------------------------------------------------
The Netherlands                                          2.8
--------------------------------------------------------------
Brazil                                                   2.7
--------------------------------------------------------------
Sweden                                                   2.4
--------------------------------------------------------------
Italy                                                    1.6
--------------------------------------------------------------
Ireland                                                  1.5


TOP TEN STOCK HOLDINGS(2)
--------------------------------------------------------------
National Semiconductor Corp.                             3.4%
--------------------------------------------------------------
Cadence Design Systems, Inc.                             2.9
--------------------------------------------------------------
Porsche AG, Preference                                   2.4
--------------------------------------------------------------
QUALCOMM, Inc.                                           2.3
--------------------------------------------------------------
Toshiba Corp.                                            2.3
--------------------------------------------------------------
Fresenius AG, Preference                                 2.0
--------------------------------------------------------------
Sun Microsystems, Inc.                                   2.0
--------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B                  2.0
--------------------------------------------------------------
WPP Group plc                                            2.0
--------------------------------------------------------------
Scientific-Atlanta, Inc.                                 1.9

2. Portfolio is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.

                           6 OPPENHEIMER GLOBAL FUND

NOTES
-------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                           7 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS March 31, 2000 / Unaudited
-------------------------------------------------------------------------------

                                                                                                     MARKET VALUE
                                                                                     SHARES            SEE NOTE 1
==================================================================================================================
 COMMON STOCKS--94.3%
------------------------------------------------------------------------------------------------------------------
 BASIC MATERIALS--1.6%
------------------------------------------------------------------------------------------------------------------
 CHEMICALS--1.6%
 International Flavors & Fragrances, Inc.(1)                                       3,987,970        $139,828,198
------------------------------------------------------------------------------------------------------------------
 CAPITAL GOODS--9.3%
------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.3%
 Toshiba Corp.(2)                                                                 19,241,500         196,232,721
------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--4.6%
 3i Group plc                                                                      1,794,256          37,726,124
------------------------------------------------------------------------------------------------------------------
 Manpower, Inc.(2)                                                                 2,490,100          88,398,550
------------------------------------------------------------------------------------------------------------------
 Rentokil Initial plc                                                             40,845,100         106,536,909
------------------------------------------------------------------------------------------------------------------
 WPP Group plc                                                                     9,665,600         169,923,241
                                                                                                   ---------------
                                                                                                     402,584,824

------------------------------------------------------------------------------------------------------------------
 MANUFACTURING--2.4%
 Bombardier, Inc., Cl. B                                                           3,303,300          82,935,174
------------------------------------------------------------------------------------------------------------------
 Sidel SA                                                                            649,554          42,265,960
------------------------------------------------------------------------------------------------------------------
 Societe BIC SA                                                                    2,122,065          86,300,671
                                                                                                   ---------------
                                                                                                     211,501,805

------------------------------------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--7.4%
------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--0.4%
 MCI WorldCom, Inc.(3)                                                               823,950          37,335,234
------------------------------------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--2.6%
 DDI Corp.(1)                                                                          2,500          20,450,446
------------------------------------------------------------------------------------------------------------------
 Portugal Telecom SA                                                               3,031,500          38,871,288
------------------------------------------------------------------------------------------------------------------
 Tele Norte Leste Participacoes SA (Telemar), Preference(3)                    4,492,325,200         119,452,086
------------------------------------------------------------------------------------------------------------------
 Telstra Corp. Ltd.                                                                9,988,000          46,076,642
                                                                                                   ---------------
                                                                                                     224,850,462

------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--4.4%
 NTT Docomo, Inc.                                                                      2,658         109,103,300
------------------------------------------------------------------------------------------------------------------
 Telecel-Comunicacoes Pessoais, SA                                                 2,099,200          40,977,980
------------------------------------------------------------------------------------------------------------------
 Telecom Italia Mobile SpA(1)                                                      9,617,900         117,987,185
------------------------------------------------------------------------------------------------------------------
 Telesp Celular Participacoes SA, ADR(1)                                           1,955,100         110,829,731
                                                                                                   ---------------
                                                                                                     378,898,196

                           8 OPPENHEIMER GLOBAL FUND

                                                                                                     MARKET VALUE
                                                                                     SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--8.0%
------------------------------------------------------------------------------------------------------------------
 AUTOS & HOUSING--4.8%
 Autoliv, Inc., SDR                                                                1,246,000        $ 34,466,898
------------------------------------------------------------------------------------------------------------------
 General Motors Corp.                                                                865,100          71,641,094
------------------------------------------------------------------------------------------------------------------
 Hanson plc                                                                        6,542,366          46,705,739
------------------------------------------------------------------------------------------------------------------
 IRSA Inversiones y Representaciones SA                                            7,512,263          23,372,487
------------------------------------------------------------------------------------------------------------------
 Porsche AG, Preference                                                               70,436         205,570,637
------------------------------------------------------------------------------------------------------------------
 Volkswagen AG                                                                       711,895          31,233,585
                                                                                                   ---------------
                                                                                                     412,990,440

------------------------------------------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--1.3%
 Hilton Group plc                                                                 12,457,400          57,980,325
------------------------------------------------------------------------------------------------------------------
 International Game Technology(3)                                                  2,350,500          50,976,469
                                                                                                   ---------------
                                                                                                     108,956,794

------------------------------------------------------------------------------------------------------------------
 MEDIA--1.1%
 Reed International plc                                                            9,946,795          72,636,329
------------------------------------------------------------------------------------------------------------------
 Singapore Press Holdings Ltd.                                                     1,511,000          24,115,931
                                                                                                   ---------------
                                                                                                      96,752,260

------------------------------------------------------------------------------------------------------------------
 RETAIL: SPECIALTY--0.8%
 Circuit City Stores-Circuit City Group                                            1,125,800          68,533,075
------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--11.1%
------------------------------------------------------------------------------------------------------------------
 BEVERAGES--1.6%
 Bass plc                                                                          3,356,000          42,241,694
------------------------------------------------------------------------------------------------------------------
 Cadbury Schweppes plc                                                            14,341,100          96,375,079
                                                                                                   ---------------
                                                                                                     138,616,773

------------------------------------------------------------------------------------------------------------------
 BROADCASTING--6.0%
 Canal Plus(1)                                                                       307,280          67,628,334
------------------------------------------------------------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR(1),(3)                                           1,793,700         121,971,600
------------------------------------------------------------------------------------------------------------------
 ProSieben Media AG, Preference                                                    1,015,165         122,397,836
------------------------------------------------------------------------------------------------------------------
 Television Broadcasts Ltd.                                                        5,845,000          51,983,080
------------------------------------------------------------------------------------------------------------------
 Television Francaise(1)                                                             153,232         112,903,331
------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc(3)                                                    5,313,163          40,812,369
                                                                                                   ---------------
                                                                                                     517,696,550

------------------------------------------------------------------------------------------------------------------
 ENTERTAINMENT--0.8%
 Disney (Walt) Co.                                                                 1,031,500          42,678,312
------------------------------------------------------------------------------------------------------------------
 Nintendo Co. Ltd.(1)                                                                172,000          30,269,585
                                                                                                   ---------------
                                                                                                      72,947,897

                           9 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                     MARKET VALUE
                                                                                     SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--0.3%
 Dairy Farm International Holdings Ltd.                                           44,918,910        $ 28,748,102
------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD GOODS--2.4%
 Reckitt Benckiser plc                                                            12,202,153         116,066,591
------------------------------------------------------------------------------------------------------------------
 Wella AG, Preference                                                              3,851,610          95,936,315
                                                                                                   ---------------
                                                                                                     212,002,906

------------------------------------------------------------------------------------------------------------------
 ENERGY--0.3%
------------------------------------------------------------------------------------------------------------------
 OIL: INTERNATIONAL--0.3%
 BP Amoco plc, ADR(1)                                                                454,234          24,102,792
------------------------------------------------------------------------------------------------------------------
 FINANCIAL--11.1%
------------------------------------------------------------------------------------------------------------------
 BANKS--2.4%
 Australia & New Zealand Banking Group Ltd.                                        8,203,900          51,789,580
------------------------------------------------------------------------------------------------------------------
 DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                       463,900          44,390,591
------------------------------------------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)                                            5,947,900          87,580,562
------------------------------------------------------------------------------------------------------------------
 UniCredito Italiano SpA(1)                                                        5,454,900          21,714,342
                                                                                                   ---------------
                                                                                                     205,475,075

------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--7.1%
 American Express Co.                                                                400,000          59,575,000
------------------------------------------------------------------------------------------------------------------
 Associates First Capital Corp., Cl. A                                             2,481,600          53,199,300
------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc.                                                                   1,212,700          71,928,269
------------------------------------------------------------------------------------------------------------------
 Credit Saison Co. Ltd.(1)                                                         2,622,000          43,459,270
------------------------------------------------------------------------------------------------------------------
 Fannie Mae                                                                        1,038,200          58,593,412
------------------------------------------------------------------------------------------------------------------
 Housing Development Finance Corp. Ltd.                                            1,189,100          10,400,705
------------------------------------------------------------------------------------------------------------------
 ICICI Ltd.                                                                               50                 157
------------------------------------------------------------------------------------------------------------------
 ICICI Ltd., Sponsored ADR(1),(3)                                                  5,139,400         116,921,350
------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                                                      946,500          91,810,500
------------------------------------------------------------------------------------------------------------------
 MBNA Corp.(1)                                                                     4,188,700         106,811,850
                                                                                                   ---------------
                                                                                                     612,699,813

------------------------------------------------------------------------------------------------------------------
 INSURANCE--1.6%
 Allied Zurich plc                                                                 5,251,500          57,680,589
------------------------------------------------------------------------------------------------------------------
 American International Group, Inc.(1)                                               244,125          26,731,687
------------------------------------------------------------------------------------------------------------------
 AXA SA                                                                              366,600          51,953,412
                                                                                                   ---------------
                                                                                                     136,365,688

                           10 OPPENHEIMER GLOBAL FUND

                                                                                                     MARKET VALUE
                                                                                     SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--0.0%
 Unit Trust of India-Masterplus 91                                                     1,900            $  1,009
------------------------------------------------------------------------------------------------------------------
 HEALTHCARE--13.3%
------------------------------------------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--11.3%
 ALZA Corp., Cl. A(1),(3)                                                          2,152,500          80,853,281
------------------------------------------------------------------------------------------------------------------
 American Home Products Corp.                                                      1,661,600          89,103,300
------------------------------------------------------------------------------------------------------------------
 Amgen, Inc.(3)                                                                    1,210,000          74,263,750
------------------------------------------------------------------------------------------------------------------
 Ares-Serono Group, Cl. B                                                              7,270          27,371,264
------------------------------------------------------------------------------------------------------------------
 Eisai Co. Ltd.                                                                    2,961,000          78,091,990
------------------------------------------------------------------------------------------------------------------
 Elan Corp. plc, ADR(1),(3)                                                        2,698,400         128,174,000
------------------------------------------------------------------------------------------------------------------
 Fresenius AG, Preference                                                            771,296         176,394,703
------------------------------------------------------------------------------------------------------------------
 Genset, Sponsored ADR(1),(3)                                                      1,426,000          46,322,719
------------------------------------------------------------------------------------------------------------------
 Genzyme Corp. (General Division)(1),(3)                                             736,100          36,897,012
------------------------------------------------------------------------------------------------------------------
 Gilead Sciences, Inc.(3)                                                            798,700          50,617,612
------------------------------------------------------------------------------------------------------------------
 Glaxo Wellcome plc, Sponsored ADR(1)                                                654,900          37,533,956
------------------------------------------------------------------------------------------------------------------
 Human Genome Sciences, Inc.                                                         342,600          28,457,212
------------------------------------------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc.(3)                                                 333,600          43,326,300
------------------------------------------------------------------------------------------------------------------
 Pfizer, Inc.                                                                      1,212,200          44,321,062
------------------------------------------------------------------------------------------------------------------
 Pliva d.d., Sponsored GDR(3),(4)                                                    658,550          10,207,525
------------------------------------------------------------------------------------------------------------------
 Taisho Pharmaceutical Co.                                                           865,000          29,855,214
                                                                                                   ---------------
                                                                                                     981,790,900

------------------------------------------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--2.0%
 Affymetrix, Inc.(1),(3)                                                             291,900          43,328,906
------------------------------------------------------------------------------------------------------------------
 Bard (C.R.), Inc.                                                                 1,708,600          66,101,462
------------------------------------------------------------------------------------------------------------------
 Quintiles Transnational Corp.(3)                                                  2,062,000          35,182,875
------------------------------------------------------------------------------------------------------------------
 Swiss Medical SA(3),(5),(6)                                                         300,000          26,190,000
                                                                                                   ---------------
                                                                                                     170,803,243

------------------------------------------------------------------------------------------------------------------
 TECHNOLOGY--31.4%
------------------------------------------------------------------------------------------------------------------
 COMPUTER HARDWARE--2.5%
 International Business Machines Corp.                                               380,800          44,934,400
------------------------------------------------------------------------------------------------------------------
 Sun Microsystems, Inc.(3)                                                         1,869,200         175,149,881
                                                                                                   ---------------
                                                                                                     220,084,281

------------------------------------------------------------------------------------------------------------------
 COMPUTER SERVICES--3.4%
 Cap Gemini SA(1)                                                                    479,200         129,768,655
------------------------------------------------------------------------------------------------------------------
 Getronics NV(1)                                                                   2,157,775         164,975,516
                                                                                                   ---------------
                                                                                                     294,744,171

                           11 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                                                                     MARKET VALUE
                                                                                     SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 COMPUTER SOFTWARE--6.2%
 Cadence Design Systems, Inc.(3)                                                  12,090,440       $ 250,876,630
------------------------------------------------------------------------------------------------------------------
 Lernout & Hauspie Speech Products NV(1),(3)                                         829,300          91,637,650
------------------------------------------------------------------------------------------------------------------
 Oracle Corp.(1),(3)                                                               1,672,900         130,590,756
------------------------------------------------------------------------------------------------------------------
 Sybase, Inc.(3)                                                                   3,009,900          61,138,594
                                                                                                   ---------------
                                                                                                     534,243,630

------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--10.2%
 Alcatel                                                                             383,700          84,190,369
------------------------------------------------------------------------------------------------------------------
 Cisco Systems, Inc.(3)                                                            1,320,800         102,114,350
------------------------------------------------------------------------------------------------------------------
 L.M. Ericsson Telephone Co., ADR, Cl. B(1),(3)                                    1,850,800         173,628,175
------------------------------------------------------------------------------------------------------------------
 New Dixons Group plc                                                              5,789,410          26,807,043
------------------------------------------------------------------------------------------------------------------
 Nokia Corp., A Shares, Sponsored ADR(1)                                             393,150          85,411,838
------------------------------------------------------------------------------------------------------------------
 QUALCOMM, Inc.(3)                                                                 1,349,600         201,512,150
------------------------------------------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                                          2,644,200         167,741,438
------------------------------------------------------------------------------------------------------------------
 Vodafone Group plc                                                                7,754,400          43,111,522
                                                                                                   ---------------
                                                                                                     884,516,885

------------------------------------------------------------------------------------------------------------------
 ELECTRONICS--9.1%
 Hoya Corp.                                                                          342,000          32,344,367
------------------------------------------------------------------------------------------------------------------
 Koninklijke (Royal) Philips Electronics NV                                          476,400          80,050,274
------------------------------------------------------------------------------------------------------------------
 Kyocera Corp.                                                                       131,000          21,917,418
------------------------------------------------------------------------------------------------------------------
 National Semiconductor Corp.(3)                                                   4,800,000         291,000,000
------------------------------------------------------------------------------------------------------------------
 Samsung Electronics Co.                                                             387,656         117,498,086
------------------------------------------------------------------------------------------------------------------
 Sharp Corp.                                                                       4,673,000         100,007,166
------------------------------------------------------------------------------------------------------------------
 Sony Corp., New(3)                                                                   79,000          11,245,552
------------------------------------------------------------------------------------------------------------------
 Sony Corp.(1)                                                                        79,000          11,168,527
------------------------------------------------------------------------------------------------------------------
 STMicroelectronics NV, NY Registered Shares(1)                                      683,600         127,961,375
                                                                                                   ---------------
                                                                                                     793,192,765

------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION--0.8%
------------------------------------------------------------------------------------------------------------------
 SHIPPING--0.8%
 Peninsular & Oriental Steam Navigation Co.                                        6,337,524          65,868,293
                                                                                                   ---------------
 Total Common Stocks (Cost $5,255,022,720)                                                         8,172,364,782

                           12 OPPENHEIMER GLOBAL FUND

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                       AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--4.9%
 Alcoa, Inc., 5.90%, 4/13/00                                                     $30,807,000        $ 30,746,413
------------------------------------------------------------------------------------------------------------------
 Associates Corp. of North America, 6.24%, 4/3/00                                 88,000,000          87,969,493
------------------------------------------------------------------------------------------------------------------
 Banc One Financial Corp., 5.84%, 4/6/00                                          25,000,000          24,979,722
------------------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 6.04%, 5/16/00                                                  50,000,000          49,622,500
------------------------------------------------------------------------------------------------------------------
 FINOVA Capital Corp., 5.87%, 4/20/00                                             25,000,000          24,922,549
------------------------------------------------------------------------------------------------------------------
 FINOVA Capital Corp., 5.95%, 4/28/00                                             20,000,000          19,910,750
------------------------------------------------------------------------------------------------------------------
 General Electric Capital Corp., 6.18%, 4/3/00                                    50,000,000          49,982,833
------------------------------------------------------------------------------------------------------------------
 General Electric Capital International Funding, Inc., 6.05%, 5/15/00             50,000,000          49,630,278
------------------------------------------------------------------------------------------------------------------
 SBC Communications, Inc., 5.89%, 4/19/00                                         25,000,000          24,926,375
------------------------------------------------------------------------------------------------------------------
 Wal-Mart Stores, Inc., 5.81%, 4/11/00                                            20,000,000          19,967,722
------------------------------------------------------------------------------------------------------------------
 Wal-Mart Stores, Inc., 5.97%, 4/7/00                                             43,943,000          43,899,277
                                                                                                   ---------------
 Total Short-Term Notes (Cost $426,557,912)                                                          426,557,912


------------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--0.6%
 Repurchase agreement with Banc One Capital Markets, Inc., 6.05%, dated 3/31/00, to be repurchased at $55,728,082 on 4/3/00,
 collateralized by U.S. Treasury Nts., 5%-7.50%, 5/31/00-2/15/07,
 with a value of $37,262,299 and U.S. Treasury Bonds, 5.25%-12%,
 11/15/09-2/15/29, with a value of $19,600,462 (Cost $55,700,000)                 55,700,000          55,700,000
------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $5,737,280,632)                                      99.8%      8,654,622,694
------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                         0.2          15,727,332
                                                                               -----------------------------------
 NET ASSETS                                                                            100.0%     $8,670,350,026
                                                                               ===================================



                           13 OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------






FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Loaned security--See Note 8 of Notes to Financial Statements.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

3. Non-income-producing security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,207,525 or 0.12% of the Fund's net assets as of March 31, 2000.

5. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2000 amounts to $26,190,000. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES                                  SHARES
                                                            SEPTEMBER 30,        GROSS         GROSS    MARCH 31,
                                                                     1999    ADDITIONS    REDUCTIONS         2000
------------------------------------------------------------------------------------------------------------------
 Swiss Medical SA                                                 300,000           --            --     300,000

                           14 OPPENHEIMER GLOBAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

6. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC DIVERSIFICATION                                                      MARKET VALUE             PERCENT
------------------------------------------------------------------------------------------------------------------
 United States                                                                 $3,467,809,837                40.0%
 Great Britain                                                                  1,129,689,155                13.0
 France                                                                           749,294,825                 8.7
 Japan                                                                            684,145,556                 7.9
 Germany                                                                          675,923,668                 7.8
 The Netherlands                                                                  245,025,790                 2.8
 Brazil                                                                           230,281,817                 2.7
 Sweden                                                                           208,095,073                 2.4
 Italy                                                                            139,701,525                 1.6
 Ireland                                                                          128,174,000                 1.5
 India                                                                            127,323,221                 1.5
 Mexico                                                                           121,971,600                 1.4
 Korea, Republic of (South)                                                       117,498,086                 1.4
 Australia                                                                         97,866,222                 1.1
 Belgium                                                                           91,637,650                 1.1
 Finland                                                                           85,411,838                 1.0
 Canada                                                                            82,935,174                 1.0
 Portugal                                                                          79,849,268                 0.9
 Singapore                                                                         52,864,033                 0.6
 Hong Kong                                                                         51,983,080                 0.6
 Argentina                                                                         49,562,487                 0.6
 Switzerland                                                                       27,371,264                 0.3
 Croatia                                                                           10,207,525                 0.1
                                                                              ------------------------------------
 Total                                                                         $8,654,622,694               100.0%
                                                                              ====================================


See accompanying Notes to Financial Statements.

                           15 OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
-------------------------------------------------------------------------------

March 31, 2000
===================================================================================================================
 ASSETS
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $5,723,990,632)                                                    $  8,628,432,694
 Affiliated companies (cost $13,290,000)                                                               26,190,000
-------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                     433,032
-------------------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                                     816,924,495
-------------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency exchange contracts                                            66,118
-------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                    66,101,327
 Investments sold                                                                                      58,540,521
 Interest and dividends                                                                                16,730,938
 Other                                                                                                    187,057
                                                                                              ---------------------
 Total assets                                                                                      9,613,606,182

===================================================================================================================
 LIABILITIES
 Return of collateral for securities loaned                                                           816,924,495
-------------------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency exchange contracts                                            29,781
-------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                109,826,977
 Shares of beneficial interest redeemed                                                                 9,097,470
 Distribution and service plan fees                                                                     4,602,377
 Transfer and shareholder servicing agent fees                                                          1,119,964
 Trustees' compensation                                                                                   392,726
 Other                                                                                                  1,262,366
                                                                                              ---------------------
 Total liabilities                                                                                    943,256,156

===================================================================================================================
 NET ASSETS                                                                                        $8,670,350,026
                                                                                              =====================

===================================================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                                                 $  4,479,194,787
-------------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                                (24,565,179)
-------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions                     1,297,420,298
-------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                           2,918,300,120
                                                                                              ---------------------
 Net assets                                                                                        $8,670,350,026
                                                                                              =====================


                           16 OPPENHEIMER GLOBAL FUND

===================================================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $6,195,661,718 and 87,312,049 shares of beneficial interest outstanding)                                 $70.96
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                              $75.29
-------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,996,389,866 and 28,982,079 shares of beneficial interest outstanding)                                 $68.88
-------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $318,172,402
 and 4,561,009 shares of beneficial interest outstanding)                                                 $69.76
-------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $160,126,040 and 2,258,419 shares of beneficial interest outstanding)                      $70.90

See accompanying Notes to Financial Statements.

                           17 OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited
-------------------------------------------------------------------------------

For the Six Months Ended March 31, 2000
===================================================================================================================
 INVESTMENT INCOME
 Interest                                                                                            $ 13,633,142
-------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $2,044,358)                                            24,521,154
-------------------------------------------------------------------------------------------------------------------
 Lending fees                                                                                           2,156,473
                                                                                              ---------------------
 Total income                                                                                          40,310,769

===================================================================================================================
 EXPENSES
 Management fees                                                                                       23,588,362
-------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                5,807,336
 Class B                                                                                                8,215,584
 Class C                                                                                                1,142,532
-------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                3,536,246
 Class B                                                                                                1,155,108
 Class C                                                                                                  157,120
 Class Y                                                                                                    4,065
-------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                              553,698
-------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                    64,884
-------------------------------------------------------------------------------------------------------------------
 Other                                                                                                  1,631,104
                                                                                              ---------------------
 Total expenses                                                                                        45,856,039
 Less expenses paid indirectly                                                                             (5,914)
                                                                                              ---------------------
 Net expenses                                                                                          45,850,125


===================================================================================================================
 NET INVESTMENT LOSS                                                                                   (5,539,356)

===================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                                                        1,357,084,015
 Foreign currency transactions                                                                        (42,983,423)
                                                                                              ---------------------
 Net realized gain                                                                                  1,314,100,592

-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                                                        1,670,491,033
 Translation of assets and liabilities denominated in foreign currencies                              (72,046,361)
                                                                                              ---------------------
 Net change                                                                                         1,598,444,672
                                                                                              ---------------------
 Net realized and unrealized gain                                                                   2,912,545,264

===================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  2,907,005,908
                                                                                              =====================

See accompanying Notes to Financial Statements.

                           18 OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                MARCH 31, 2000          YEAR ENDED
                                                                                   (UNAUDITED)      SEPT. 30, 1999
------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income (loss)                                                $    (5,539,356)      $    8,088,099
------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                             1,314,100,592          439,319,385
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                         1,598,444,672        1,064,237,399
                                                                             -------------------------------------
 Net increase in net assets resulting from operations                          2,907,005,908        1,511,644,883


==================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                                         (27,563,868)         (29,230,334)
 Class B                                                                                  --           (2,646,395)
 Class C                                                                             (65,249)            (395,293)
 Class Y                                                                            (588,947)             (48,417)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        (318,657,519)        (224,656,064)
 Class B                                                                        (107,166,848)         (72,313,989)
 Class C                                                                         (13,678,311)          (7,421,523)
 Class Y                                                                          (4,368,380)            (298,614)


==================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                         659,219,665            7,032,546
 Class B                                                                         173,044,409           78,987,065
 Class C                                                                          87,860,918           31,852,258
 Class Y                                                                          95,681,640           34,177,957


==================================================================================================================
 NET ASSETS
 Total increase                                                                3,450,723,418        1,326,684,080
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           5,219,626,608        3,892,942,528
                                                                             -------------------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $(24,565,179) and $9,192,241, respectively]         $8,670,350,026       $5,219,626,608
                                                                             =====================================

See accompanying Notes to Financial Statements.

                           19 OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                   YEAR
                                                    ENDED                                                  ENDED
                                           MARCH 31, 2000                                              SEPT. 30,
CLASS A                                       (UNAUDITED)    1999       1998       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period            $49.50     $38.34      $49.32      $39.00     $36.84      $37.69
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       .03        .17        1.08         .32        .23         .31
 Net realized and unrealized gain (loss)          25.91      14.37       (5.49)      11.91       4.22        2.59
                                              -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                            25.94      14.54       (4.41)      12.23       4.45        2.90
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.36)      (.39)       (.83)       (.53)      (.24)         --
 Distributions from net realized gain             (4.12)     (2.99)      (5.74)      (1.38)     (2.05)      (3.75)
                                              -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (4.48)     (3.38)      (6.57)      (1.91)     (2.29)      (3.75)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $70.96     $49.50      $38.34      $49.32     $39.00      $36.84
                                              =======================================================================

=====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)              54.72%     40.05%      (9.85)%     32.85%     12.98%       9.26%
=====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)         $6,196     $3,780      $2,905      $3,408     $2,499      $2,186
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                $5,050     $3,475      $3,381      $2,869     $2,309      $1,979
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                      0.05%      0.37%       0.96%       0.74%      0.62%       0.90%
 Expenses                                          1.11%      1.16%       1.14%(3)    1.13%(3)   1.17%(3)    1.20%(3)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                          34%        68%         65%         66%       103%         84%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $2,704,524,295 and $2,186,274,151, respectively.

See accompanying Notes to Financial Statements.

                           20 OPPENHEIMER GLOBAL FUND

                                             SIX-MONTHS                                                     YEAR
                                                  ENDED                                                    ENDED
                                         MARCH 31, 2000                                                SEPT. 30,
 CLASS B                                    (UNAUDITED)    1999        1998         1997       1996         1995
==================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period            $48.05     $37.32      $48.19      $38.19     $36.16       $37.36
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.18)      (.16)        .69        (.04)      (.05)         .06
 Net realized and unrealized gain (loss)          25.13      13.99       (5.31)      11.68       4.13         2.49
                                                 ------------------------------------------------------------------
 Total income (loss) from
 investment operations                            24.95      13.83       (4.62)      11.64       4.08         2.55
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --       (.11)       (.51)       (.26)        --          --
 Distributions from net realized gain             (4.12)     (2.99)      (5.74)      (1.38)     (2.05)       (3.75)
                                                 ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (4.12)     (3.10)      (6.25)      (1.64)     (2.05)       (3.75)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $68.88     $48.05      $37.32      $48.19     $38.19       $36.16
                                                 =================================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)              54.11%     38.99%     (10.56)%     31.77%     12.07%        8.34%

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)         $1,996     $1,250        $897        $897       $541         $340
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                $1,645     $1,122        $966        $692       $438         $258
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                     (0.72)%    (0.40)%      0.20%      (0.23)%    (0.17)%       0.09%
 Expenses                                          1.88%      1.94%       1.91%(3)    1.94%(3)   2.00%(3)     2.03%(3)
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                          34%        68%         65%         66%       103%          84%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $2,704,524,295 and $2,186,274,151, respectively.

See accompanying Notes to Financial Statements.

                           21 OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                       SIX-MONTHS                                            YEAR
                                                            ENDED                                           ENDED
                                                   MARCH 31, 2000                                        SEPT. 30,
 CLASS C                                              (UNAUDITED)       1999        1998       1997        1996(5)
=====================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                       $48.63      $37.79      $48.77    $38.73       $36.67
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.04)       (.08)        .75      (.08)         .09
 Net realized and unrealized gain (loss)                     25.31       14.07       (5.42)    11.86         4.13
                                                            ---------------------------------------------------------
 Total income (loss) from
 investment operations                                       25.27       13.99       (4.67)    11.78         4.22
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.02)       (.16)       (.57)     (.36)        (.11)
 Distributions from net realized gain                        (4.12)      (2.99)      (5.74)    (1.38)       (2.05)
                                                            ---------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                             (4.14)      (3.15)      (6.31)    (1.74)       (2.16)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $69.76      $48.63      $37.79    $48.77       $38.73
                                                            =========================================================

=====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                         54.12%      38.97%     (10.53)%   31.76%       12.34%

=====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                    $  318      $  153      $  91     $   60       $   18
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                           $  229      $  125      $  79     $   35       $    8
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                                (0.75)%     (0.38)%      0.23%    (0.86)%(6)    0.04%
 Expenses                                                     1.87%       1.94%       1.91%(3)  1.94%(3)     1.99%(3)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                                     34%         68%         65%       66%         103%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $2,704,524,295 and $2,186,274,151, respectively.
5. For the period from October 2, 1995 (inception of offering) to September 30, 1996.
6. Due to the acquisition of the net assets of Oppenheimer Global Emerging Growth Fund, the ratios for Class C shares are not necessarily comparable to those of prior periods.

See accompanying Notes to Financial Statements.

                           22 OPPENHEIMER GLOBAL FUND

                                                                                            SIX MONTHS       PERIOD
                                                                                                 ENDED        ENDED
                                                                                        MARCH 31, 2000    SEPT. 30,
CLASS Y                                                                                     (UNAUDITED)      1999(4)
=======================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                                          $49.54      $42.38
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                                     .48         .63
 Net realized and unrealized gain (loss)                                                        25.56       10.00
                                                                                 --------------------------------------
 Total income (loss) from
 investment operations                                                                          26.04       10.63
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                            (.56)       (.48)
 Distributions from net realized gain                                                           (4.12)      (2.99)
                                                                                 --------------------------------------
 Total dividends and/or distributions
 to shareholders                                                                                (4.68)      (3.47)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                $70.90      $49.54
                                                                                 =======================================

=======================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                                                            54.99%      27.11%

=======================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)                                                         $160         $37
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                                                                $ 90         $17
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                                                                    0.24%       1.07%
 Expenses                                                                                        0.78%       0.78%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(3)                                                                        34%         68%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $2,704,524,295 and $2,186,274,151, respectively.
4. For the period from November 17, 1998 (inception of offering) to September 30, 1999.

See accompanying Notes to Financial Statements.

                           23 OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
        The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



                          24 OPPENHEIMER GLOBAL FUND

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $9,652,000, which expires between 2000 and 2004. The capital loss carryover was acquired in connection with the Oppenheimer Global Emerging Growth Fund merger. There are certain limitations to the amount that may be used each year.

-------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2000, a provision of $14,619 was made for the Fund's projected benefit obligations and payments of $17,885 were made to retired trustees, resulting in an accumulated liability of $350,884 as of March 31, 2000.
        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                           25 OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES  Continued

 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                           26 OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED MARCH 31, 2000           YEAR ENDED SEPTEMBER 30, 2000
                                               SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                      20,436,574      $1,292,812,838          21,868,208    $   985,462,142
 Dividends and/or
 distributions reinvested                   5,740,435         324,104,906           6,076,163         242,196,637
 Redeemed                                 (15,226,257)       (957,698,079)        (27,344,921)     (1,220,626,233)
                                           -------------------------------------------------------------------------
 Net increase                              10,950,752        $659,219,665             599,450    $      7,032,546
                                           =========================================================================
--------------------------------------------------------------------------------------------------------------------
 CLASS B

 Sold                                       4,988,963      $  308,255,684           5,423,184    $    237,546,597
 Dividends and/or
 distributions reinvested                   1,862,529         102,327,073           1,838,492          71,590,602
 Redeemed                                  (3,891,051)       (237,538,348)         (5,285,928)       (230,150,134)
                                           -------------------------------------------------------------------------
 Net increase                               2,960,441        $173,044,409           1,975,748    $     78,987,065
                                           =========================================================================
--------------------------------------------------------------------------------------------------------------------
 CLASS C

 Sold                                       1,983,422      $  124,349,716           2,142,998    $     95,584,924
 Dividends and/or
 distributions reinvested                     229,440          12,766,039             188,857           7,442,891
 Redeemed                                    (790,270)        (49,254,837)         (1,593,990)        (71,175,557)
                                           -------------------------------------------------------------------------
 Net increase                               1,422,592      $   87,860,918             737,865    $     31,852,258
                                           =========================================================================
--------------------------------------------------------------------------------------------------------------------
CLASS Y
 Sold                                       1,985,572      $  126,317,919             855,756    $     39,826,282
 Dividends and/or
 distributions reinvested                      87,973           4,957,327               8,723             346,949
 Redeemed                                    (553,723)        (35,593,606)           (125,882)         (5,995,274)
                                           -------------------------------------------------------------------------
 Net increase                               1,519,822      $   95,681,640             738,597    $     34,177,957
                                           =========================================================================

--------------------------------------------------------------------------------
 3. UNREALIZED GAINS AND LOSSES ON SECURITIES

 As of March 31, 2000, net unrealized appreciation on securities of $2,917,342,062 was composed of gross appreciation of $3,187,766,670, and gross depreciation of $270,424,608.

                           27 OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1.0 billion, 0.67% of the next $1.5 billion, 0.65% on the next $2.5 billion and 0.63% of average annual net assets in excess of $6.0 billion. The Fund's management fee for the six months ended March 31, 2000, was 0.67% of average annual net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    AGGREGATE          CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                                    FRONT-END        FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                                SALES CHARGES    SALES CHARGES           SHARES           SHARES           SHARES
                                   ON CLASS A      RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
 SIX MONTHS ENDED                      SHARES      DISTRIBUTOR    DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
 March 31, 2000                    $4,352,348       $1,158,404         $949,844       $6,447,661         $699,941

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      CLASS A                           CLASS B                           CLASS C
                          CONTINGENT DEFERRED               CONTINGENT DEFERRED               CONTINGENT DEFERRED
                                SALES CHARGES                     SALES CHARGES                     SALES CHARGES
 SIX MONTHS ENDED     RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
 March 31, 2000                       $47,450                          $774,005                           $14,632


 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                           28 OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $5,807,336, all of which was paid by the Distributor to recipients. That included $342,595 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:

                                                                                DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                                    AGGREGATE        UNREIMBURSED
                                                                                 UNREIMBURSED       EXPENSES AS %
                                       TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                                           UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
-----------------------------------------------------------------------------------------------------------------
 Class B Plan                              $8,215,584          $6,537,361         $19,707,476               0.99%
 Class C Plan                               1,142,532             432,870           2,150,172               0.68


                           29 OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
        The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
        Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of March 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                        CONTRACT
                                         EXPIRATION       AMOUNT    VALUATION AS OF     UNREALIZED     UNREALIZED
 CONTRACT DESCRIPTION                          DATE        (000S)    MARCH 31, 2000   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 British Pound Sterling (GBP)         4/3/00-4/6/00  GBP 50,100         $79,926,080        $66,118        $25,866
 Euro (EUR)                                  4/4/00   EUR 8,486           8,122,056             --          3,915
                                                                                           -------        --------
 Total Unrealized Appreciation and Depreciation                                            $66,118        $29,781
                                                                                           =======        ========

                           30 OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES

 As of March 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2000, was $26,190,000, which represents 0.30% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                                         VALUATION
                                                                       ACQUISITION         COST     PER UNIT AS OF
 SECURITY                                                                     DATE     PER UNIT     MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------
 STOCKS AND WARRANTS
 Swiss Medical SA                                                         10/28/97      $44.30             $87.30

--------------------------------------------------------------------------------
 7. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

         The Fund had no borrowings outstanding during the six months ended March 31, 2000.

--------------------------------------------------------------------------------
 8. SECURITIES LOANED

 The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives 60% of the annual fee income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Manager. As of March 31, 2000, the Fund had on loan securities valued at $816,831,783. Cash of $816,924,495 was received as collateral for the loans, and has been invested in approved instruments. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                           31 OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

-----------------------------------------------------------------------------------------
OFFICERS AND TRUSTEES             Leon Levy, Chairman of the Board of Trustees
                                  Donald W. Spiro, Vice Chairman of the Board of Trustees
                                  Bridget A. Macaskill, Trustee and President
                                  Robert G. Galli, Trustee
                                  Phillip A. Griffiths, Trustee
                                  Benjamin Lipstein, Trustee
                                  Elizabeth B. Moynihan, Trustee
                                  Kenneth A. Randall, Trustee
                                  Edward V. Regan, Trustee
                                  Russell S. Reynolds, Jr., Trustee
                                  Clayton K. Yeutter, Trustee
                                  William L. Wilby, Vice President
                                  Andrew J. Donohue, Secretary
                                  Brian W. Wixted, Treasurer
                                  Robert J. Bishop, Assistant Treasurer
                                  Scott T. Farrar, Assistant Treasurer
                                  Robert G. Zack, Assistant Secretary
-----------------------------------------------------------------------------------------
 INVESTMENT ADVISOR               OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------
 DISTRIBUTOR                      OppenheimerFunds Distributor, Inc.
-----------------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER         OppenheimerFunds Services
 SERVICING AGENT
-----------------------------------------------------------------------------------------
 CUSTODIAN OF                     The Bank of New York
 PORTFOLIO SECURITIES
-----------------------------------------------------------------------------------------
 INDEPENDENT AUDITORS             KPMG LLP
-----------------------------------------------------------------------------------------
 LEGAL COUNSEL                    Mayer, Brown & Platt

                                  The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                  This is a copy of a report to shareholders of Oppenheimer Global Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Global Fund. For more complete information concerning the Fund, see the Prospectus.

                                  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS
                                  OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                           32 OPPENHEIMER GLOBAL FUND

OPPENHEIMERFUNDS FAMILY

-----------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY
                                  Developing Markets Fund                 Global Fund
                                  International Small Company Fund        Quest Global Value Fund
                                  Europe Fund                             Global Growth & Income Fund
                                  International Growth Fund
-----------------------------------------------------------------------------------------------------------------
 EQUITY

                                  STOCK                                   STOCK & BOND
                                  Enterprise Fund(1)                      Main Street(R)Growth & Income Fund
                                  Discovery Fund                          Quest Opportunity Value Fund
                                  Main Street(R)Small Cap Fund            Total Return Fund
                                  Quest Small Cap Value Fund              Quest Balanced Value Fund
                                  MidCap Fund                             Capital Income Fund(2)
                                  Capital Appreciation Fund               Multiple Strategies Fund
                                  Growth Fund                             Disciplined Allocation Fund
                                  Disciplined Value Fund                  Convertible Securities Fund
                                  Quest Value Fund
                                  Trinity Growth Fund                     SPECIALTY
                                  Trinity Core Fund                       Real Asset Fund
                                  Trinity Value Fund                      Gold & Special Minerals Fund

-----------------------------------------------------------------------------------------------------------------
 FIXED INCOME

                                  TAXABLE                                 MUNICIPAL
                                  International Bond Fund                 California Municipal Fund(3)
                                  World Bond Fund                         Main Street California Municipal Fund(3)
                                  High Yield Fund                         Florida Municipal Fund(3)
                                  Champion Income Fund                    New Jersey Municipal Fund(3)
                                  Strategic Income Fund                   New York Municipal Fund(3)
                                  Bond Fund                               Pennsylvania Municipal Fund(3)
                                  Senior Floating Rate Fund               Municipal Bond Fund
                                  U.S. Government Trust                   Insured Municipal Fund
                                  Limited-Term Government Fund            Intermediate Municipal Fund

                                                                          ROCHESTER DIVISION
                                                                          Rochester Fund Municipals
                                                                          Limited Term New York Municipal Fund

-----------------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)
                           Money Market Fund                       Cash Reserves


1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.
(C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                           33 OPPENHEIMER GLOBAL FUND

INFORMATION AND SERVICES
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designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever
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INTERNET
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Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

-------------------------------------------------------------------------------

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Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
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1.800.843.4461

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OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104

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P.O. Box 5270, Denver, CO 80217-5270

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TICKER SYMBOLS
Class A: OPPAX Class B: OGLBX Class C: OGLCX Class Y: OGLYX

                                                         [OPPENHEIMERFUNDS LOGO]